Loss per share - Summary of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the company (Details)
¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Disclosure of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares explanatory [line items]
Loss attributable to owners of the Company	¥ (496,238)	$ (77,871)	¥ (3,069,043)	¥ (676,034)
Weighted average number of ordinary shares outstanding | shares	460,547	460,547	301,380	124,895
Basic loss	¥ (1.08)		¥ (10.18)	¥ (5.41)
ADS.
Disclosure of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares explanatory [line items]
Basic loss	¥ (5.39)		¥ (50.92)